Consolidated Condensed Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net of underwriting discounts and commissions paid at closing	$ 1,047,692	$ 1,047,692	$ 1,047,692
ATM Offering, net of offering costs paid	203,914
Private Placement, net of offering costs	$ 557,600